MAJOR CUSTOMER (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	46.00%		63.00%		67.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%			[1]		[1]
Trade Receivable [Member] | Credit Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	72.00%
Trade Receivable [Member] | Credit Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%			[1]
Trade Receivable [Member] | Credit Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	69.00%			[1]

[1]	Less than 10%